Note 6 - Inventories	12 Months Ended
Dec. 31, 2018
Notes to Financial Statements
Inventory Disclosure [Text Block]
6.	INVENTORIES
(In Thousands)

	December 31
	2018	2017

Finished goods	$5,677	$4,415
Work-in-process	3,105	2,501
Raw materials	8,103	8,078
Provisions for obsolete inventories	(6,597)	(5,664)

Total	$10,288	$9,330

The Company periodically evaluates inventory and establishes provisions for obsolescence, excess quantities, slow-moving goods, and for other impairment of value. The following table shows the movement of provisions for obsolete inventories.
(In Thousands)

	Years Ended December 31
	2018	2017	2016

Balance at beginning of year	$5,664	$5,041	$3,664
Charge to cost and expenses	1,328	642	1,527
Other deductions	(395)	(19)	(150)

Balance at end of year	$6,597	$5,664	$5,041